TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,

Summary Prospectus and Statement of Additional Information, as supplemented

* * *

Transamerica Janus Balanced VP

(the “portfolio”)

Effective immediately, the information in the Prospectus and Summary Prospectus under the section entitled “Management” for the portfolio is deleted in its entirety and replaced with the information below.

Management:

Investment Manager: Transamerica Asset Management, Inc.

Sub-Adviser: Janus Capital Management LLC

Portfolio Managers:

Jeremiah Buckley, CFA	Portfolio Manager	since 2015
Michael Keough	Portfolio Manager	since 2019
Marc Pinto, CFA	Portfolio Manager	since 2011
Mayur Saigal	Portfolio Manager	since 2015
Darrell Watters	Portfolio Manager	since 2015

Effective immediately, the following replaces the information in the Prospectus to the portfolio under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica Janus Balanced VP

Name	Sub-Adviser	Positions Over Past Five Years
Jeremiah Buckley, CFA	Janus Capital Management LLC	Portfolio Manager of the portfolio since 2015; Portfolio Manager of Janus Capital Management LLC since 1998; Executive Vice President

Michael Keough	Janus Capital Management LLC	Portfolio Manager of the portfolio since 2019; Portfolio Manager and analyst of Janus Capital Management LLC since 2007; Executive Vice President

Marc Pinto, CFA	Janus Capital Management LLC	Portfolio Manager of the portfolio since 2011; Portfolio Manager with Janus Capital Management LLC since 2005; Executive Vice President

Mayur Saigal	Janus Capital Management LLC	Portfolio Manager of the portfolio since 2015; Portfolio Manager of Janus Capital Management LLC since 2005; Executive Vice President

Darrell Watters	Janus Capital Management LLC	Portfolio Manager of the portfolio since 2015; Portfolio Manager of Janus Capital Management LLC since 1996; Executive Vice President

Effective immediately, the following table replaces the corresponding table in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Janus Capital Management LLC (“Janus”)”:

Transamerica –Janus Balanced VP

	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Jeremiah Buckley, CFA	5	$31.06 billion	3	$5.07 billion	16	$2.07 billion
Michael Keough**	2	$4.51 billion	5	$1.11 billion	18	8.52 billion
Marc Pinto, CFA	5	$31.06 billion	3	$5.07 billion	16	$2.07 billion
Mayur Saigal	7	$30.43 billion	8	$6.33 billion	24	$8.79 billion
Darrell Watters	7	$30.43 billion	9	$6.59 billion	25	$9.05 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Jeremiah Buckley, CFA	0	$0	0	$0	0	$0
Michael Keough**	0	$0	0	$0	1	$4.86 billion
Marc Pinto, CFA	0	$0	0	$0	0	$0
Mayur Saigal	0	$0	0	$0	1	$4.86 billion
Darrell Watters	0	$0	0	$0	1	$4.86 billion

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	As of October 31, 2019

Effective on or about December 31, 2019, all references to Darrell Watters are deleted from the Portfolio’s prospectuses.

* * *

Effective on or about February 1, 2020, information in the Prospectus and Summary Prospectus under the section entitled “Management” for the portfolio is deleted in its entirety and replaced with the information below.

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Janus Capital Management LLC
Portfolio Managers:
Jeremiah Buckley, CFA	Portfolio Manager	since 2015
Michael Keough	Portfolio Manager	since 2019
Marc Pinto, CFA	Portfolio Manager	since 2011
Greg Wilensky, CFA	Portfolio Manager	since 2020

Effective on or about February 1, 2020, the following replaces the information in the Prospectus to the portfolio under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica Janus Balanced VP

Name	Sub-Adviser	Positions Over Past Five Years
Jeremiah Buckley, CFA	Janus Capital Management LLC	Portfolio Manager of the portfolio since 2015; Portfolio Manager of Janus Capital Management LLC since 1998; Executive Vice President

Michael Keough	Janus Capital Management LLC	Portfolio Manager of the portfolio since 2019; Portfolio Manager and analyst of Janus Capital Management LLC since 2007; Executive Vice President

Marc Pinto, CFA	Janus Capital Management LLC	Portfolio Manager of the portfolio since 2011; Portfolio Manager with Janus Capital Management LLC since 2005; Executive Vice President

Greg Wilensky, CFA	Janus Capital Management LLC	Portfolio Manager of the portfolio since 2020; Director and Lead Portfolio Manager of the U.S. Multi-Sector Fixed Income team at Alliance Bernstein since 2007

Effective on or about February 1, 2020, the following table replaces the corresponding table in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Janus Capital Management LLC (“Janus”)”:

Transamerica –Janus Balanced VP

	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Jeremiah Buckley, CFA	5	$31.06 billion	3	$5.07 billion	16	$2.07 billion
Michael Keough**	2	$4.51 billion	5	$1.11 billion	18	$8.52 billion
Marc Pinto, CFA	5	$31.06 billion	3	$5.07 billion	16	$2.07 billion
Greg Wilensky, CFA**	0	0	0	0	0	0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Jeremiah Buckley, CFA	0	$0	0	$0	0	$0
Michael Keough**	0	$0	0	$0	1	$4.86 billion
Marc Pinto, CFA	0	$0	0	$0	0	$0
Greg Wilensky, CFA**	0	$0	0	$0	0	$0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	As of October 31, 2019

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Investors Should Retain this Supplement for Future Reference

December 11, 2019